Loans - Summary of Average Net Investment in Impaired Loans and Interest Income Recognized and Received on Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 480	$ 277
Interest Income Recognized	7	13
Interest Income Received	20	13
Residential and Home Equity Real Estate Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	354
Interest Income Recognized	0
Interest Income Received	14
Construction Real Estate Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	19
Interest Income Recognized	0
Interest Income Received	0
Loans and Finance Receivables [Member] | Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	107	270
Interest Income Recognized	7	12
Interest Income Received	$ 6	12
Loans and Finance Receivables [Member] | Consumer and Other Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		7
Interest Income Recognized		1
Interest Income Received		$ 1